Income Taxes, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net accrued interest and penalties	$ 15	$ 17
Interest and penalties expense related to unrecognized income tax benefits	(2)	1	$ 4
Effect of unrecognized tax benefit on income tax expense	$ 29	$ 25	$ 23
State
Income Tax Disclosure [Abstract]
All audit periods prior to this year are closed	2012
Federal
Income Tax Disclosure [Abstract]
All audit periods prior to this year are closed	2013